U.S.  SECURITIES  AND  EXCHANGE  COMMISSION
                               Washington,  D.C.  20549

                                     FORM  24F-2
                          Annual  Notice  of  Securities  Sold
                               Pursuant  to  Rule  24f-2


1.   Name  and  address  of  issuer:



          Calvert  Social  Investment  Fund
          4550  Montgomery  Ave.,  Ste.  1000N
          Bethesda,  MD   20814


2. Name of each series or class of funds for which this notice is filed:


          Money  Market  Portfolio
          Balance  Portfolio
          Bond  Portfolio
          Equity  Portfolio
          Managed  Index  Portfolio
          Technology  Portfolio



3.   Investment  Company  Act  File  Number:


         811-3334

     Securities  Act  File  Number:


                  2-75106

4(a).   Last  day  of  fiscal  year  for  which  this  notice  is  filed:


         September  30,  1999


4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

                                                         [    ]


        Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

                                                        [    ]

5.      Calculation  of  registration  fee:

   (i).  Aggregate  sale  price  of  secur-
        ities  sold  during  the  fiscal  year
        pursuant  to  section  24(f):               $586,283,212.00



  (ii).  Aggregate  price  of  securities
        redeemed  or  repurchased
        during  the  fiscal  year:                  $489,423,321.00



 (iii).  Aggregate  price  of  securities
        redeemed  or  repurchased  during
        any  prior  fiscal  year  ending  no
        earlier  than  October  11,  1995
        that  were  not  previously  used  to
        reduce  registration  fees  payable
        to  the  Commission:                       $0


  (iv).  Total  available  redemption  credits
        [add  Items  5(ii)  and  5(iii)]:            $386,757,295.00

   (v).  Net  sales  --  if  Item  5(i)  is
        greater  than  Item  5(iv)
        [subtract  Item  5(iv)  from  Item  5(i)]:    $96,859,891.00


  (vi).  Redemption  credits  available  for
        use  in  future  years  if  Item  5(i)  is
        less  than  Item  5(iv)  [subtract  Item
        5(iv)  from  Item  5(i)]:                    $0


 (vii).  Multiplier  for  determining  registration
        fee  (See  Instruction  C.8):                 x   .000250


(viii).  Registration  fee  due  [multiply  Item
        5(v)  by  Item  5(vii)]  (enter  "0"  if
        no  fee  is  due):                           =$24,214.97

6.    Prepaid  Shares

       If  the  response  to  item  5(i)  was  determined  by  deducting  an
amount  of  securities  that  were  registered     under  the  Securities
Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 243-2], then report the amount of securities (number of shares or other units) deducted here: _______.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.



7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year

                                                     +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                     =$


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository:  N/A




     Method  of  Delivery:
                    [  X  ]   Wire  Transfer

                    [   ]   Mail  or  other  means

                                SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By  (signature  and  Title)*           William  M.  Tartikoff
                                    /s/  William  M.  Tartikoff
                                    General  Counsel





Date:  December  21,  2000

*Please print the name and title of the signing officer below the signature.